NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Bill and Hold Sales Transactions (in Dollars)	$ 5,000
Shipping, Handling and Transportation Costs (in Dollars)	893	983
Depreciation (in Dollars)	3,630	2,861
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms	changed the terms of its prospective stock option grants from 10 years to 5 years
Fair Value Assumptions, Expected Term, Simplified Method	estimated life of 3.5 years for option grants with terms of 5 years
Number of Reportable Segments		2
United Technologies Corporation [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	35.00%	34.00%
United Technologies Corporation [Member] | Credit Concentration Risk [Member]
Concentration Risk, Percentage	39.00%	45.00%
Accounts Receivable, Gross (in Dollars)	9,100	8,146
MTU Aero Engines [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	10.00%	12.00%
MTU Aero Engines [Member] | Credit Concentration Risk [Member]
Concentration Risk, Percentage	8.00%	11.00%
Accounts Receivable, Gross (in Dollars)	$ 1,859	$ 2,032
International Sales [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	25.00%	31.00%
Machinery and Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives	three to twelve years
Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life	25 years
Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life	10 years